Shareholders' equity	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Shareholders' equity
22.	Shareholders’ equity

Common shares and warrants

Authorized:

The Company is authorized to issue an unlimited number of common shares without par value.

Shares issued upon public issuance

On November 3, 2020, the Company closed a bought-deal short form prospectus offering of 3,354,550 units at a price of $3.60 per unit for aggregate gross proceeds to the Company of $12,076,380, including the full exercise of the over-allotment option. In connection with the offering, the Company paid issuance costs of $1,640,052 in cash and issued 191,414 compensation options. Each compensation option entitles the holder thereof to purchase one unit at a price of $3.60 until November 10, 2022. Each unit is comprised of one common share of the Company and one-half of one common share purchase warrant of the company. Each warrant entitles the holder to purchase one additional common share at an exercise price of $4.50 for a period of 24 months.

Under the warrant indenture, the Company has the right to accelerate the expiry date of the warrants to the date that is 30 days after delivery of a notice (the “Acceleration Notice”) to the holders of warrants and the warrant agent confirming that the volume weighted average trading price of the Company’s common shares on the Toronto Stock Exchange is greater than $6.75 for 20 consecutive trading days (the “VWAP Requirement”). The VWAP Requirement was met as of close of business March 10, 2021.  The Company delivered the Acceleration Notice and indicated that the warrants will expire on April 14, 2021.

Shares issued upon exercise of stock options, share purchase warrants and compensation options

During the year ended December 31, 2021, 3,482,000 (2,118,000 - 2020) stock options and 8,146,483 (7,060,617 - 2020) share purchase warrants were exercised for net proceeds of $1,109,818 and $12,396,107 ($759,400 and $5,623,323 – 2020) respectively. The amounts credited to share capital from the exercise of stock options include an ascribed value from contributed surplus of $364,000 ($484,807 – 2020). In addition the 191,414 compensation options were also exercised for net proceeds of $689,090.

Conversion of loan into shares

On September 30, 2020, the 2020 Convertible loan with a carrying value of $827,560 was converted into 3,225,000 common shares. Upon conversion, the liability component of $98,422 was transferred to share capital (note 21).

22.	Shareholders’ equity (continued)

Share redemptions for cancellation

In fiscal 2019, the Company had been authorized to repurchase, for cancellation, on the open market, or subject to the approval of any securities authority by private agreements, between November 1,2019 and October 31, 2020, or at an earlier date if the Company concludes or cancels the offer, up to 6,7500,000 of its common Shares. In January 2021, the Company announced it had been authorized to repurchase 5,000,000 Common shares from January 14, 2021 to January 13, 2022.

During the year 2020, the Company repurchased and cancelled 1,285,000 Common shares at a weighted average price of $0.75, for a total cash consideration of $964,391 including commissions of $12,845. The excess of the total consideration over the carrying amount of the shares, in the amount of $538,021, was applied against deficit.

During the year 2021, the Company repurchased and cancelled 840,094 Common shares at a weighted average price of $4.96 per share, for a total cash consideration of $4,183,617 including commissions of $16,678. The excess of the total consideration over the carrying amount of the shares, in the amount of $3,778,619 was applied against deficit.

The repurchases were made in the normal course of business at market prices through the TSX. The Company was under no obligation to repurchase its Common Shares as at December 31, 2021.

Stock options

The Company has a stock option plan authorizing the Board of Directors to grant options to directors, officers, employees and consultants to acquire common shares of the Company at a price computed by reference to the closing market price of the shares of the Company on the business day before the Company notifies the stock exchanges of the grant of the option. The number of shares which may be granted to any one person shall not exceed 5% (2% for consultants) of total share capital over a twelve-month period.

The following table sets out the activity in stock options:

		Weighted
	Number of	average
	options	exercise price
		$
Balance – December 31, 2019	8,438,000	0.37
Granted	2,810,000	4.23
Exercised (1)	(2,118,000)	0.36
Forfeited	(90,000)	1.02
Balance, December 31, 2020	9,040,000	1.57
Granted	2,970,000	4.55
Exercised (1)	(3,482,000)	0.32
Forfeited	(125,000)	4.41
Balance, December 31, 2021	8,403,000	3.10

(1) The weighted fair market value of the share price for options exercised in 2021 was $5.48 ($1.22 in 2020).

22.	Shareholders’ equity (continued)

Grants in 2021

On December 30, 2021, the Company granted 100,000 stock options to a member of its Board of Directors The stock options have an exercise price of $3.61 per common share, vest immediately and are exercisable over a period of five (5) years.

On December 17, 2021, the Company granted 1,920,000 stock options to the President and Chief Executive Officer of the Company. The stock options have an exercise price of $3.13 per common share, vest immediately and are exercisable over a period of five (5)years.

On October 14, 2021, the Company granted 100,000 stock options to the Chief Financial Officer of the Company. The stock options have an exercise price of $5.04 per common share. The 100,000 options will vest as follows: 10 percent as of the day of the grant, 20 percent at the first anniversary of the date of the grant, 30 percent at the second anniversary of the date of the grant, and 40 percent at the third anniversary of the date of the grant and are exercisable over a period of five (5) years.

On June 14, 2021, the Company granted 100,000 stock options to an officer of the Company. The stock options have an exercise price of $6.70 per common share. The 100,000 options will vest as follows: 25 percent at the date of the grant, 25 percent at the first anniversary of the date of grant, 25 percent at the second anniversary of the date of grant, and 25 percent at the third anniversary of the date of grant and are exercisable over a period of five (5) years.

On June 1, 2021, the Company granted 200,000 stock options to a member of its Board of Directors. The stock options have an exercise price of $6.59 per common share. The 200,000 options will vest as follows: 25 percent at the date of the grant, 25 percent at the first anniversary of the date of grant, 25 percent at the second anniversary of the date of grant, and 25 percent at the third anniversary of the date of grant and are exercisable over a period of five (5) years.

On April 6, 2021, the Company granted 150,000 stock options to the President and Chief Executive Officer of the Company, 100,000 and 200,000 stock options to two members of the Board of Directors and 100,000 stock options to an employee of the Company. The stock options have an exercise price of $8.47 per common share. Of these options, 250,000 will vest immediately, 200,000 options will vest as follows: 30 percent as of the day of the grant, 35 percent at the first anniversary of the date of the grant and 35 percent on the second anniversary of the date of the grant and the remaining 100,000 options will vest as follows: 10 percent as of the day of the grant, 20 percent at the first anniversary of the date of the grant, 30 percent at the second anniversary of the date of the grant, and 40 percent at the third anniversary of the date of the grant. All options mentioned above are exercisable over a period of five (5) years.

Grants in 2020

On October 26, 2020, the Company announced that it granted stock options to acquire 200,000 common shares of the Company to a member of the Board of Directors, and 50,000 common shares to an executive officer of the Company. The stock options have an exercise price of $4.00 per common shares and are exercisable over a period of five (5) years.

On July 16, 2020, the Company granted an aggregate of 1,700,000 stock options to its directors entitling them to purchase an aggregate of 1,700,000 common shares of the Company, at a price of $4.41 per common share. The 1,700,000 options will vest as follows: 25 percent at the date of the grant, 25 percent at the first anniversary of the date of grant, 25 percent at the second anniversary of the date of grant, and 25 percent at the third anniversary of the date of grant.

The Company also granted an aggregate of 760,000 stock options to employees entitling them to purchase an aggregate of 760,000 common shares of the Company, at a price of $4.41 per common share. Of these options, 660,000 will vest as follows: 50 percent as of the date of grant and 50 percent at the first anniversary of the date of grant. The remaining 100,000 will vest as follows: 25 percent as of the date of grant, 25 percent at the first anniversary of the date of grant, 25 percent at the second anniversary of the date of grant and 25 percent at the third anniversary of the date of grant. All option grants disclosed above are exercisable for a period of five years.

22.	Shareholders’ equity (continued)

Grants in 2020 (continued)

On January 2, 2020, the Company granted 100,000 stock options to a Board of Directors, in his capacity of Chair of the Audit Committee of the Company. The stock options have an exercise price of $0.45 per Common Shares, vest immediately and is exercisable over a period of five (5) years.

The weighted average fair value of stock options granted for the year ended December 31, 2021 was $2.99 ($2.88 in 2020) per option. The weighted average fair value of each option granted was estimated at the grant date for purposes of determining share-based payment expense using the Black-Scholes option pricing model based on the following weighted-average assumptions:

Years ended December 31,	2021	2020
Number of options granted	2,970,000	2,810,000
Exercise price ($)	4.55	4.23
Fair value of each option under the Black Scholes pricing model ($)	2.99	2.88
Assumptions under the Black Scholes model:
Fair value of the market share ($)	4.52	4.23
Risk free interest rate (%)	1.11	0.38
Expected volatility (%)	83.00	88.49
Expected dividend yield	—	—
Expected life (number of months)	60	60
Forfeiture rate (%)	—	—

The underlying expected volatility was determined by reference to historical data of the Company’s share price. No special features inherent to the stock options granted were incorporated into the measurement of fair value.

22.	Shareholders’ equity (continued)

As at December 31, 2021, the outstanding options, as issued under the stock option plan to directors, officers, employees and consultants for the purchases of one common share per option, are as follows:

	Number of				Number of	Number of
	stock				stock	stock	Exercise
	options				options	options	price
	Dec 31, 2020	Granted	Exercised	Forfeitures	Dec 31, 2021	vested (1)	per option	Expiry date
							$
September 25, 2016	3,000,000		(3,000,000)		—		0.18	Sept 25, 2021
November 3, 2017	2,420,000		(20,000)		2,400,000	2,400,000	0.58	Nov 3, 2022
May 10, 2018	250,000		(250,000)		—		0.52	May 10, 2023
July 3, 2018	300,000				300,000	300,000	0.51	July 3, 2023
October 29, 2018	70,000		(30,000)		40,000	40,000	0.52	Oct 29, 2023
September 29, 2019	200,000		(100,000)		100,000	100,000	0.51	Sept 29, 2024
January 2, 2020	100,000				100,000	100,000	0.45	Jan 2, 2025
July 16, 2020	2,450,000		(82,000)	(125,000)	2,243,000	1,343,000	4.41	Jul 16, 2025
October 26, 2020	250,000				250,000	125,000	4.00	Oct 26, 2025
April 6, 2021	—	550,000			550,000	320,000	8.47	Apr 6, 2026
June 1, 2021	—	200,000			200,000	50,000	6.59	June 1, 2026
June 14, 2021	—	100,000			100,000	25,000	6.70	June 14, 2026
October 14, 2021	—	100,000			100,000	10,000	5.04	Oct 14, 2026
December 17, 2021	—	1,920,000			1,920,000	1,920,000	3.13	Dec 17, 2026
December 30, 2021	—	100,000			100,000	100,000	3.61	Dec 30, 2026
	9,040,000	2,970,000	(3,482,000)	(125,000)	8,403,000	6,833,000	3.10

(1) At December 31, 2021, the weighted average exercise price for options outstanding which are exercisable was $2.59.

For the year ended December 31, 2021, a stock-based compensation expense of $9,762,745 (2020 - $4,244,608) was recorded in Selling, general and administrative expenses to the Consolidated Statements of Comprehensive income (loss).

As at December 31, 2021, an amount of $2,719,354 (2020 - $3,904,882) remains to be amortized until October 2025 related to the grant of stock options.

22.	Shareholders’ equity (continued)

Share purchase warrants

The following table reflects the activity in warrants during the years ended December 31, 2021 and the number of issued and outstanding share purchase warrants at December 31, 2021:

	Number of				Number of
	warrants				warrants
	Dec 31,				Dec 31,	Price per
	2020	Issued	Exercised	Expired	2021	warrant	Expiry date
						$
Issuance of units – September 28, 2018	3,448,276		(3,448,276)		—	0.58	Jan 28, 2021
Issuance of units – October 19, 2018	100,000		(100,000)		—	0.58	Feb 13, 2021
Issuance of units – May 15, 2019	1,355,500		(1,355,500)		—	0.85	May 15, 2021
Issuance of units – May 28, 2019	750,000		(750,000)		—	0.85	May 24, 2021
Issuance of units – June 19, 2019	500,000		(500,000)		—	0.85	Jun 19, 2021
Issuance of units – October 25, 2019	225,000		(225,000)		—	0.75	Oct 25, 2021
Issuance of units – November 10, 2020	1,677,275		(1,672,000)	(5,275)	—	4.50	Nov 10, 2022[1]
Issuance of warrants – November 10, 2020	95,707		(95,707)		—	4.50	Nov 10, 2022[1]
	8,151,758	—	(8,146,483)	(5,275)	—	1.52

¹ On March 10, 2021, the Company has delivered the Acceleration Notice to accelerate the expiry date of the warrants to April 14, 2021 issued on November 10, 2020